INCOME TAX (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Unrecognized Deferred Tax Assets [Abstract]
Losses for tax purposes	$ 61,630	$ 54,290
Deductible temporary differences	8,649	7,038
Capital loss for tax purposes	13,716	14,828
Unrecognized deferred tax assets	$ 83,995	$ 76,156